UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue, Suite 800
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, NY              August 4, 2006

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         10
                                              -----

Form 13F Information Table Value Total:   $322,364
                                          --------
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1) 28-10559                    Eagle Capital Partners, LP

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



                           FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2   COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE OF                 VALUE        SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP        (X$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
Radica Games Ltd                   ORD      G7342H107      2,329      228,115               SHARED     (1)            228,115
Berkshire Hathaway Inc Del         Cl A     084670108     21,723          237               SHARED     (1)                237
Chaparral Stl Co Del               COM      159423102     98,813    1,372,016               SHARED     (1)          1,372,016
Comcast Corp New                   Cl A     20030N200     24,565      749,400               SHARED     (1)            749,400
Deckers Outdoor Corp               COM      243537107     36,104      936,309               SHARED     (1)            936,309
Live Nation Inc                    COM      538034109     20,753    1,019,300               SHARED     (1)          1,019,300
Media Gen Inc                      Cl A     584404107     23,178      553,300               SHARED     (1)            553,300
Mueller Wtr Prods Inc           COM Ser A   624758108     22,159    1,272,800               SHARED     (1)          1,272,800
USA Mobility Inc                   COM      90341G103     17,258    1,039,614               SHARED     (1)          1,039,614
Walter Inds Inc                    COM      93317Q105     55,482      962,400               SHARED     (1)            962,400



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